Related party transactions and balances	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Related party transactions and balances
11.	Related party transactions and balances

The table below sets forth the major related parties and their relationships with the Company as of and for the six months ended June 30, 2026 and 2025:

Name of related parties	Relationship with the Company
Mr. Ya Li	Chief Executive Officer, Chairman of the Board

i)	Significant balances with related parties were as follows:

	As of June 30, 2026	As of December 31, 2025
	In thousands of USD
Due to the related parties
Ya Li	$78	$-
Total	$78	$-

Balances due to Ya Li are the result of the normal business transactions stated above. The balances were all unsecured, non-interest bearing and payable on demand.